Schedule of Investments ─ NYLIM Winslow Large Cap Growth ETF (formerly, NYLI Winslow Large Cap Growth ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.3%

Communication Services — 15.6%
Alphabet, Inc., Class C	103,851	$37,038,459
Meta Platforms, Inc., Class A	14,647	8,154,132
Spotify Technology SA*	7,353	3,676,059
Total Communication Services		48,868,650

Consumer Discretionary — 6.9%
Amazon.com, Inc.*	40,164	10,907,739
Hilton Worldwide Holdings, Inc.	23,877	7,652,340
Tesla, Inc.*	9,625	2,995,396
Total Consumer Discretionary		21,555,475

Financials — 9.6%
Affirm Holdings, Inc.*(a)	59,042	4,222,093
KKR & Co., Inc.	31,450	3,189,974
Mastercard, Inc., Class A	8,055	4,616,321
Morgan Stanley	14,797	3,113,585
Nasdaq, Inc.	58,860	5,544,023
Visa, Inc., A Shares	25,102	9,190,595
Total Financials		29,876,591

Health Care — 6.3%
Danaher Corp.	7,810	1,522,794
Elanco Animal Health, Inc.*(a)	174,512	4,601,881
Eli Lilly & Co.	8,027	9,221,739
McKesson Corp.	5,059	4,331,465
Total Health Care		19,677,879

Industrials — 12.5%
Axon Enterprise, Inc.*	6,255	3,301,139
Caterpillar, Inc.	4,615	3,760,348
GE Vernova, Inc.	4,280	4,238,441
General Electric Co.	20,226	7,282,776
Howmet Aerospace, Inc.	15,369	4,338,054
Johnson Controls International PLC	36,378	5,335,198
Parker-Hannifin Corp.	3,810	3,720,579
Quanta Services, Inc.	6,057	4,042,200
Woodward, Inc.	7,955	2,869,766
Total Industrials		38,888,501

Information Technology — 47.2%
Advanced Micro Devices, Inc.*	14,584	6,944,172
Amphenol Corp., Class A	39,546	6,355,042
Analog Devices, Inc.	7,484	2,749,696
Apple, Inc.	43,450	13,422,140
Arista Networks, Inc.*	60,865	10,977,003
ASML Holding NV	4,525	7,371,225
Broadcom, Inc.	50,444	19,636,840
Lumentum Holdings, Inc.*	8,749	6,246,261
Micron Technology, Inc.	5,686	4,679,749
Microsoft Corp.	35,759	16,617,922
NVIDIA Corp.	179,107	35,955,730
Palantir Technologies, Inc., Class A*	22,501	2,768,973
Sandisk Corp.*	3,735	4,537,390
Seagate Technology Holdings PLC	7,172	6,140,164
Shopify, Inc., Class A*	23,611	2,766,029
Total Information Technology		147,168,336

Materials — 1.2%
Ecolab, Inc.	14,005	3,888,208

Total Common Stocks
(Cost $289,139,624)		309,923,640

	Shares	Value
Short-Term Investment — 0.7%

Money Market Fund — 0.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(b)
(Cost $2,191,487)	2,191,487	$2,191,487

Total Investments — 100.0% (Cost $291,331,111)		312,115,127
Other Assets and Liabilities, Net — 0.0%(c)		(120,482)
Net Assets — 100.0%		$311,994,645

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,910,445; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $5,125,724.
(b)	Reflects the 1-day yield at July 31, 2026.
(c)	Less than 0.05%.

Schedule of Investments ─ NYLIM Winslow Large Cap Growth ETF (formerly, NYLI Winslow Large Cap Growth ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$309,923,640	$—	$—	$309,923,640
Short-Term Investment:
Money Market Fund	2,191,487	—	—	2,191,487
Total Investments in Securities	$312,115,127	$—	$—	$312,115,127

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.